Business Acquisitions (Tables)	12 Months Ended
Dec. 31, 2022
Alcanna
Disclosure of detailed information about business combination [line items]
Summary of Purchase Price Allocated	The fair value of consideration paid was as follows:

	Provisional	Adjustments	Final
Cash	54,339	—	54,339
Issuance of common shares	287,129	—	287,129
	341,468	—	341,468

Summary of Fair Value of Assets and Liabilities Acquired

The fair value of the assets and liabilities acquired was as follows:

	Provisional	Adjustments	Final
Cash	23,190	—	23,190
Accounts receivable	1,868	—	1,868
Prepaid expenses and deposits	10,986	—	10,986
Inventory	105,022	—	105,022
Right of use assets	171,866	(31,117)	140,749
Property, plant and equipment	86,059	24,632	110,691
Intangible assets	—	45,100	45,100
Goodwill	280,243	(129,308)	150,935
Accounts payable and accrued liabilities	(36,703)	(44)	(36,747)
Long-term debt	(10,000)	—	(10,000)
Lease liabilities	(232,755)	90,736	(142,019)
Derivative warrants	(58)	(27)	(85)
Non-controlling interest	(58,250)	28	(58,222)
	341,468	—	341,468

Inner Spirit
Disclosure of detailed information about business combination [line items]
Summary of Purchase Price Allocated

The fair value of consideration paid was as follows:

	Provisional	Adjustments	Final
Cash	92,583	—	92,583
Issuance of common shares	26,216	—	26,216
Contingent consideration	1,150	—	1,150
	119,949	—	119,949

Summary of Fair Value of Assets and Liabilities Acquired

The fair value of the assets and liabilities acquired was as follows:

	Provisional	Adjustments	Final
Cash	9,808	—	9,808
Accounts receivable	750	(327)	423
Prepaid expenses and deposits	853	—	853
Inventory	2,733	2,011	4,744
Right of use assets	—	5,730	5,730
Property, plant and equipment	12,108	(5,730)	6,378
Intangible assets	—	46,000	46,000
Net investment in subleases	23,751	50	23,801
Goodwill	114,537	(42,041)	72,496
Accounts payable and accrued liabilities	(2,678)	—	(2,678)
Convertible debentures	(12,025)	—	(12,025)
Lease liabilities	(29,481)	(50)	(29,531)
Financial guarantee liability	(407)	—	(407)
Deferred tax liability	—	(5,643)	(5,643)
	119,949	—	119,949

Zenabis
Disclosure of detailed information about business combination [line items]
Summary of Purchase Price Allocated	The fair value of consideration paid was as follows:

Final
Extinguishment of senior loan	18,215
18,215

Summary of Fair Value of Assets and Liabilities Acquired

The fair value of the assets and liabilities acquired was as follows:

Final
Cash	2,509
Accounts receivable	888
Biological assets	909
Prepaid expenses and deposits	1,856
Inventory	4,512
Assets held for sale	6,375
Right of use assets	32
Property, plant and equipment	4,658
Accounts payable and accrued liabilities	(3,437)
Lease liabilities	(87)
18,215